Equity Investees (Tables)	3 Months Ended
Mar. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Consolidated Financial Statements Related To Equity Investees
The following table presents information included in our Unaudited Condensed Consolidated Financial Statements related to our equity investees.

	Three Months Ended March 31,
	2015	2014
Genesis’ share of operating earnings	$18,260	$10,401
Amortization of excess purchase price	(2,741)	(2,583)
Net equity in earnings	$15,519	$7,818
Distributions received	$25,902	$12,580

Schedule Of Balance Sheet Information For Equity Investees
The following tables present the combined unaudited balance sheet and income statement information (on a 100% basis) of our equity investees:

	March 31, 2015	December 31, 2014
BALANCE SHEET DATA:
Assets
Current assets	$44,834	$42,135
Fixed assets, net	1,003,359	1,015,305
Other assets	3,181	4,369
Total assets	$1,051,374	$1,061,809
Liabilities and equity
Current liabilities	$29,232	$25,369
Other liabilities	202,623	202,613
Equity	819,519	833,827
Total liabilities and equity	$1,051,374	$1,061,809

Schedule Of Operations For Equity Investees

	Three Months Ended March 31,
	2015	2014
INCOME STATEMENT DATA:
Revenues	$72,090	$49,824
Operating income	$48,113	$30,475
Net income	$46,917	$29,706